Dividends - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of dividends paid and proposed [line items]
Payments for dividends			$ 721
Proposed dividends [member]
Disclosure of dividends paid and proposed [line items]
Final Proposed (not recognised as a liability at 31 December)	$ 0.859
Final proposed dividend record date	May 06, 2022
Payments for dividends	$ 0	$ 0
Final proposed amount	$ 157